COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
Deferred compensation arrangement with individual, cash awards granted, percentage	100.00%